Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Travel license	31,056	31,056	4,874
Insurance agency license	11,711	11,711	1,838
Software	73,721	73,056	11,464
Technology	4,300	4,300	675
Trade names	41,634	41,634	6,533
Supplier relationship	8,560	8,560	1,343
Customer relationship	21,787	21,787	3,419
Non-compete agreements	6,399	6,399	1,004
Subtotal	199,168	198,503	31,150
Less: Accumulated amortization	(105,484)	(120,805)	(18,957)
Less: Impairment	(22,322)	(22,322)	(3,503)
Total	71,362	55,376	8,690

Amortization expenses for intangible assets were RMB152,941, RMB64,536 and RMB16,547 for the years ended December 31, 2019, 2020 and 2021, respectively.

Impairment charges for Business Cooperation Agreements were RMB9,554 for the year ended December 31, 2020. As of December 31, 2020, the five-year agreement had expired and the carrying value of above intangible assets were nil, so the Group wrote off these intangible assets (Note 5).

The Group provided impairment charges for trade names and customer relationship of RMB15,482 and RMB6,840, respectively, for the year ended December 31, 2020, as the Group believes the future economic benefit generated from these intangible assets were limited. No impairment was made in 2021.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2022	10,347	1,624
2023	8,550	1,342
2024	7,788	1,222
2025	4,412	692
2026	3,343	525
Thereafter	20,936	3,285
Total	55,376	8,690